Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of goodwill
	As at December 31,	As at December 31,
	2021	2020
Balance, beginning of period	$1,342,281	$-
RTO transaction	-	1,289,906
Foreign currency translation	4,623	52,375
Balance, end of period	$1,346,904	$1,342,281